COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments
US$
Year ending December 31,
2016	14,828,199
2017	13,603,574
2018	9,070,769
2019	6,367,021
2020	4,217,222
2021 and thereafter	7,974,602
Total	56,061,387